UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21681
                                      ----------------------------------------

                       Old Mutual/Claymore Long-Short Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                            2455 Corporate West Drive
                                 Lisle, IL 60532
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: September 30, 2008
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

OLD MUTUAL/CLAYMORE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)


NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------

                LONG-TERM INVESTMENTS - 117.7%
                COMMON STOCKS - 116.5%
                CONSUMER DISCRETIONARY - 13.3%
        2,230   Amazon.com, Inc. (a) (b)                                $   162,255
        6,995   Best Buy Co., Inc. (b)                                      262,312
       67,862   Big Lots, Inc. (a) (b)                                    1,888,599
      143,571   Comcast Corp. - Class A (b)                               2,818,299
       19,076   Dillard's, Inc.                                             225,097
       16,484   Eastman Kodak Co.                                           253,524
       31,449   Expedia, Inc. (a)(b)                                        475,194
      320,396   Ford Motor Co. (a) (b)                                    1,666,059
       27,956   Gap, Inc. (b)                                               497,058
       87,035   H&R Block, Inc. (b)                                       1,980,046
       42,739   Harman International Industries, Inc. (b)                 1,456,118
      250,425   Interpublic Group of Companies, Inc. (a) (b)              1,940,794
       30,954   McGraw-Hill Cos., Inc. (b)                                  978,456
       13,023   New York Times Co. - Class A                                186,099
       81,303   Newell Rubbermaid, Inc. (b)                               1,403,290
      227,827   News Corp. - Class A (b)                                  2,731,646
       33,323   Nike, Inc. - Class B (b)                                  2,229,309
       67,574   Office Depot, Inc. (a) (b)                                  393,281
       41,488   Polo Ralph Lauren Corp. (b)                               2,764,760
       71,248   Snap-On, Inc. (b)                                         3,751,920
      209,422   Time Warner, Inc. (b)                                     2,745,522
       23,347   Walt Disney Co. (b)                                         716,519
       87,775   Wendy's/Arby's Group, Inc. - Class A (b)                    461,698
       28,064   Wyndham Worldwide Corp. (b)                                 440,885
                                                                        ------------
                                                                         32,428,740
                                                                        ------------

                CONSUMER STAPLES - 12.8%
       44,609   Altria Group, Inc. (b)                                      885,043
       12,167   Anheuser-Busch Cos., Inc. (b)                               789,395
       92,216   Archer-Daniels-Midland Co. (b)                            2,020,453
       32,815   Brown-Forman Corp. - Class B (b)                          2,356,445
       54,027   Costco Wholesale Corp. (b)                                3,507,973
       20,129   Dean Foods Co. (a) (b)                                      470,213
       20,560   Estee Lauder Cos., Inc. - Class A (b)                     1,026,150
       26,074   Kroger Co. (b)                                              716,513
       37,600   Molson Coors Brewing Co. - Class B (b)                    1,757,800
       80,580   Philip Morris International, Inc. (b)                     3,875,898
       59,888   Procter & Gamble Co. (b)                                  4,173,595
      159,743   SYSCO Corp. (b)                                           4,924,877
      188,631   Tyson Foods, Inc. - Class A (b)                           2,252,254
       24,915   Walgreen Co. (b)                                            771,368
       26,988   Wal-Mart Stores, Inc. (b)                                 1,616,311
        1,847   WM Wrigley Jr. Co. (b)                                      146,652
                                                                        ------------
                                                                         31,290,940
                                                                        ------------

                ENERGY - 15.4%
       15,377   Baker Hughes, Inc. (b)                                      930,923
       90,636   Chevron Corp. (b)                                         7,475,657
       29,561   ConocoPhillips (b)                                        2,165,343
      134,310   El Paso Corp. (b)                                         1,713,796
      166,071   Exxon Mobil Corp. (b)                                    12,897,074
       89,595   Halliburton Co. (b)                                       2,901,982
        5,966   Hess Corp. (b)                                              489,689
       19,041   Murphy Oil Corp. (b)                                      1,221,290
       11,820   Noble Energy, Inc. (b)                                      657,074
       49,402   Occidental Petroleum Corp. (b)                            3,480,371
       34,763   Schlumberger Ltd. (Netherlands Antilles) (b)              2,714,643
       41,204   Williams Cos., Inc. (b)                                     974,475
                                                                        ------------
                                                                         37,622,317
                                                                        ------------

                FINANCIALS - 19.3%
       20,022   AvalonBay Communities, Inc. - REIT (b)                    1,970,565
       47,908   Bank of America Corp. (b)                                 1,676,780
       92,996   Bank of New York Mellon Corp. (b)                         3,029,810
       10,089   BB&T Corp.                                                  381,364
       38,735   Boston Properties, Inc. - REIT (b)                        3,627,920
       13,630   CB Richard Ellis Group, Inc. - Class A (a) (b)              182,233
      150,265   Charles Schwab Corp. (b)                                  3,906,890
       35,219   Chubb Corp. (b)                                           1,933,523
       21,348   Citigroup, Inc.                                             437,848
        1,226   CME Group, Inc. (b)                                         455,471
       28,948   Discover Financial Services (b)                             400,061
        9,021   Fifth Third Bancorp                                         107,350
       67,587   Host Hotels & Resorts, Inc. - REIT (b)                      898,231
       13,816   Hudson City Bancorp, Inc.                                   254,905
       53,113   Janus Capital Group, Inc. (b)                             1,289,584
      153,553   JPMorgan Chase & Co. (b)                                  7,170,925
       35,505   Kimco Realty Corp. - REIT (b)                             1,311,555
       85,281   Loews Corp. (b)                                           3,367,747
       45,220   Marsh & McLennan Cos., Inc. (b)                           1,436,187
       24,624   Merrill Lynch & Co., Inc.                                   622,987
       39,316   Northern Trust Corp. (b)                                  2,838,615
       75,993   NYSE Euronext (b)                                         2,977,406
        9,256   Plum Creek Timber Co., Inc. - REIT (b)                      461,504
        9,010   Principal Financial Group, Inc. (b)                         391,845
        7,969   Public Storage - REIT (b)                                   789,011
       68,613   Regions Financial Corp. (b)                                 658,685
       33,746   T Rowe Price Group, Inc. (b)                              1,812,498
       17,874   Travelers Cos., Inc. (b)                                    807,905
       28,761   US Bancorp. (b)                                           1,035,971
       17,315   Wells Fargo & Co. (b)                                       649,832
                                                                        ------------
                                                                         46,885,208
                                                                        ------------

                HEALTH CARE - 13.3%
       16,598   Aetna, Inc. (b)                                             599,354
      108,526   AmerisourceBergen Corp. (b)                               4,086,004
        8,139   Amgen, Inc. (a) (b)                                         482,399
       21,042   Baxter International, Inc. (b)                            1,380,986
       61,042   Bristol-Myers Squibb Co. (b)                              1,272,726
       99,514   Cardinal Health, Inc. (b)                                 4,904,050
       44,597   Cigna Corp. (b)                                           1,515,406
       16,329   Genzyme Corp. (a) (b)                                     1,320,853
       11,393   Johnson & Johnson (b)                                       789,307
       84,487   McKesson Corp. (b)                                        4,546,245
       75,845   Medco Health Solutions, Inc. (a) (b)                      3,413,025
       40,948   PerkinElmer, Inc. (b)                                     1,022,472
       78,796   Stryker Corp. (b)                                         4,908,991
      258,448   Tenet Healthcare Corp. (a) (b)                            1,434,386
       24,096   UnitedHealth Group, Inc. (b)                                611,797
                                                                        ------------
                                                                         32,288,001
                                                                        ------------

                INDUSTRIALS - 10.6%
       66,742   Boeing Co. (b)                                            3,827,654
       10,340   C.H. Robinson Worldwide, Inc. (b)                           526,926
       41,287   CSX Corp. (b)                                             2,253,032
       26,761   Cummins, Inc. (b)                                         1,169,991
       29,640   FedEx Corp. (b)                                           2,342,746
       42,073   Fluor Corp. (b)                                           2,343,466
          302   General Dynamics Corp. (b)                                   22,233
       96,308   General Electric Co. (b)                                  2,455,854
       42,993   Jacobs Engineering Group, Inc. (a) (b)                    2,334,950
       16,754   Lockheed Martin Corp. (b)                                 1,837,411
        2,816   Manitowoc Co., Inc. (b)                                      43,789
       20,504   Parker Hannifin Corp. (b)                                 1,086,712
        7,112   Precision Castparts Corp. (b)                               560,283
       36,558   Raytheon Co. (b)                                          1,956,218
        6,595   Tyco International Ltd. (Bermuda)                           230,957
       29,731   Union Pacific Corp. (b)                                   2,115,658
        6,961   WW Grainger, Inc. (b)                                       605,398
                                                                        ------------
                                                                         25,713,278
                                                                        ------------

                INFORMATION TECHNOLOGY - 17.4%
      120,317   CA, Inc. (b)                                              2,401,527
       23,767   Computer Sciences Corp. (a) (b)                             955,196
       80,795   Convergys Corp. (a) (b)                                   1,194,150
      201,422   Corning, Inc. (b)                                         3,150,240
       87,065   Dell, Inc. (a) (b)                                        1,434,831
       24,468   eBay, Inc. (a) (b)                                          547,594
       32,301   Electronic Arts, Inc. (a) (b)                             1,194,814
       57,943   EMC Corp. (a) (b)                                           692,998
        5,723   Google, Inc. - Class A (a) (b)                            2,292,176
      149,860   Hewlett-Packard Co. (b)                                   6,929,526
       37,430   Intel Corp. (b)                                             701,064
       28,829   Jabil Circuit, Inc.                                         275,029
       14,433   Lexmark International, Inc. - Class A (a) (b)               470,083
        1,160   Mastercard, Inc. - Class A (b)                              205,703
       87,124   Micron Technology, Inc. (a) (b)                             352,852
      266,695   Microsoft Corp. (b)                                       7,118,090
       84,801   Molex, Inc. (b)                                           1,903,782
      123,494   Motorola, Inc. (b)                                          881,747
       22,081   NetApp, Inc. (a)                                            402,537
      262,727   Sun Microsystems, Inc. (a) (b)                            1,996,725
        3,651   Teradyne, Inc. (a) (b)                                       28,514
      169,335   Texas Instruments, Inc. (b)                               3,640,703
       20,107   Tyco Electronics Ltd. (Bermuda) (b)                         556,160
      259,103   Unisys Corp. (a) (b)                                        712,533
       49,365   Western Union Co. (b)                                     1,217,835
       61,778   Yahoo!, Inc. (a) (b)                                      1,068,759
                                                                        ------------
                                                                         42,325,168
                                                                        ------------

                MATERIALS - 5.2%
       51,403   AK Steel Holding Corp. (b)                                1,332,366
        1,230   Ashland, Inc. (b)                                            35,965
       14,710   CF Industries Holdings, Inc.                              1,345,377
       20,034   Dow Chemical Co. (b)                                        636,680
      115,334   Du Pont (E.I.) de Nemours & Co. (b)                       4,647,960
       35,952   Ecolab, Inc. (b)                                          1,744,391
        8,799   MeadWestvaco Corp.                                          205,105
       40,308   Newmont Mining Corp. (b)                                  1,562,338
       44,960   Sealed Air Corp. (b)                                        988,670
        3,514   Vulcan Materials Co. (b)                                    261,793
                                                                        ------------
                                                                         12,760,645
                                                                        ------------

                TELECOMMUNICATIONS - 5.6%
       40,057   American Tower Corp. - Class A (a) (b)                    1,440,850
      210,541   AT&T, Inc. (b)                                            5,878,305
      170,930   Qwest Communications International, Inc. (b)                552,104
      177,624   Verizon Communications, Inc. (b)                          5,699,954
                                                                        ------------
                                                                         13,571,213
                                                                        ------------

                UTILITIES - 3.6%
        8,763   AES Corp. (a)                                               102,439
       11,561   Allegheny Energy, Inc. (b)                                  425,098
       77,876   Duke Energy Corp. (b)                                     1,357,379
       42,417   Edison International (b)                                  1,692,438
      132,157   PG&E Corp. (b)                                            4,949,280
       21,417   TECO Energy, Inc. (b)                                       336,889
                                                                        ------------
                                                                          8,863,523
                                                                        ------------
                TOTAL COMMON STOCKS - 116.5%
                (Cost $343,447,703)                                     283,749,033
                                                                        ------------

                TRACKING STOCKS (c) - 1.2%
                HEALTH CARE - 1.2%
       85,068   Applied Biosystems, Inc. (b)
                (Cost $2,784,146)                                         2,913,579
                                                                        ------------

                TOTAL LONG-TERM INVESTMENTS - 117.7%
                (Cost $346,231,849)                                     286,662,612
                                                                        ------------


 CONTRACTS
 (100 SHARES                                       EXPIRATION   EXERCISE
 PER CONTRACT)                                         DATE       PRICE       VALUE
------------------------------------------------------------------------------------

                CALL OPTIONS PURCHASED (a) -- 0.0%
          315   CBOE S&P 500 Volatility Index       Dec 2008      25.00     119,700
                (Cost $79,076)                                          ------------


PRINCIPAL AMOUNT                                                              VALUE
------------------------------------------------------------------------------------

                U.S. GOVERNMENT SECURITIES - 10.8%
  $ 1,000,000   U.S. Treasury Bill
                yielding 1.30% 11/20/08 maturity (b)                        999,808
   25,250,000   U.S. Treasury Bill
                yielding 1.70% 12/04/08 maturity (b)                     25,217,907
                                                                        ------------

                TOTAL U.S. GOVERNMENT SECURITIES                         26,217,715
                (Cost $26,172,097)                                      ------------



NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------

                MONEY MARKET FUNDS - 1.9%
    4,624,682   Dreyfus Institutional Reserve
                Money Market Fund, 2.56% (d)
                (Cost $4,624,682)                                         4,624,682
                                                                        ------------


                TOTAL SHORT-TERM INVESTMENTS - 12.7%
                (Cost $30,796,779)                                       30,842,397
                                                                        ------------


                TOTAL INVESTMENTS - 130.4%
                (Cost $377,107,704)                                     317,624,709
                Securities Sold Short - (26.5%)
                (Proceeds $71,574,180)                                  (64,643,353)
                Total Value of Options Written
                (Premiums received $6,797,217) - (2.0%)                  (4,893,760)
                Liabilities in excess of Other Assets - (1.9%)           (4,574,583)
                                                                        ------------
                NET ASSETS  - 100.0%                                   $ 243,513,013
                                                                        ============


Number
of Shares                                                                     VALUE
------------------------------------------------------------------------------------

                SECURITIES SOLD SHORT - 26.5%
                COMMON STOCKS - 26.5%
                CONSUMER DISCRETIONARY - 4.7%
       32,260   Abercrombie & Fitch Co. - Class A                       $ 1,272,657
        3,012   Apollo Group, Inc. - Class A                                178,612
       23,418   Autozone, Inc.                                            2,888,376
        4,962   Black & Decker Corp.                                        301,442
          211   Carnival Corp. (Panama)                                       7,459
       59,695   CBS Corp. - Class B                                         870,353
       32,802   DR Horton, Inc.                                             427,082
       14,320   EW Scripps Co. - Class A                                    101,242
       23,335   Gannett Co., Inc.                                           394,595
       27,439   Goodyear Tire & Rubber Co.                                  420,091
        7,170   Home Depot, Inc.                                            185,631
       21,264   International Game Technology                               365,316
       36,994   KB Home                                                     728,042
        8,049   Liz Claiborne, Inc.                                         132,245
       14,327   Meredith Corp.                                              401,729
       60,572   Scripps Networks Interactive, Inc. - Class A              2,199,369
        9,565   Starwood Hotels & Resorts Worldwide, Inc.                   269,159
          645   Washington Post Co. - Class B                               359,110
                                                                        ------------
                                                                         11,502,510
                                                                        ------------

                CONSUMER STAPLES - 1.9%
       33,506   Clorox Co.                                                2,100,491
       14,285   Hershey Co.                                                 564,829
        3,503   HJ Heinz Co.                                                175,045
       25,612   Lorillard, Inc.                                           1,822,294
                                                                        ------------
                                                                          4,662,659
                                                                        ------------

                ENERGY - 2.2%
          463   Anadarko Petroleum Corp.                                     22,460
       47,371   Chesapeake Energy Corp.                                   1,698,724
       31,658   Range Resources Corp.                                     1,357,179
        3,919   Sunoco, Inc.                                                139,438
       22,017   Tesoro Corp.                                                363,060
       16,776   Transocean, Inc. (Cayman Islands)                         1,842,676
                                                                        ------------
                                                                          5,423,537
                                                                        ------------

                FINANCIALS - 4.5%
          770   Aflac, Inc.                                                  45,238
       21,250   Capital One Financial Corp.                               1,083,750
      108,647   First Horizon National Corp.                              1,016,936
       28,773   General Growth Properties, Inc. - REIT                      434,472
        3,474   Goldman Sachs Group, Inc.                                   444,672
        8,554   Hartford Financial Services Group, Inc.                     350,628
       35,516   HCP, Inc. - REIT                                          1,425,257
       46,302   Keycorp                                                     552,846
       24,072   Leucadia National Corp.                                   1,093,832
       74,978   Marshall & Ilsley Corp.                                   1,510,807
       65,775   MGIC Investment Corp.                                       462,398
        5,789   Morgan Stanley                                              133,147
        6,471   Prudential Financial, Inc.                                  465,912
       79,186   SLM Corp.                                                   977,155
       54,716   XL Capital Ltd. - Class A (Cayman Islands)                  981,605
                                                                        ------------
                                                                         10,978,655
                                                                        ------------

                HEALTH CARE - 2.7%
        7,131   Intuitive Surgical, Inc.                                  1,718,428
       31,757   King Pharmaceuticals, Inc.                                  304,232
      205,745   Mylan, Inc.                                               2,349,608
       37,093   Waters Corp.                                              2,158,071
                                                                        ------------
                                                                          6,530,339
                                                                        ------------

                INDUSTRIALS - 2.0%
       16,088   Deere & Co.                                                 796,356
       97,038   Pitney Bowes, Inc.                                        3,227,484
          509   Ryder System, Inc.                                           31,558
       21,390   Southwest Airlines Co.                                      310,369
       16,307   Textron, Inc.                                               477,469
                                                                        ------------
                                                                          4,843,236
                                                                        ------------

                INFORMATION TECHNOLOGY - 4.1%
       19,167   Advanced Micro Devices, Inc.                                100,627
       39,729   Affiliated Computer Services, Inc. - Class A              2,011,479
        1,174   Apple, Inc.                                                 133,437
       95,143   Ciena Corp.                                                 959,041
       66,718   Fiserv, Inc.                                              3,157,096
       58,453   JDS Uniphase Corp.                                          494,512
       49,060   Linear Technology Corp.                                   1,504,180
       20,882   MEMC Electronic Materials, Inc.                             590,125
       29,533   Novell, Inc.                                                151,800
       78,288   Nvidia Corp.                                                838,464
                                                                        ------------
                                                                          9,940,761
                                                                        ------------

                MATERIALS - 1.4%
       56,796   Bemis Co., Inc.                                           1,488,623
        2,752   Freeport-McMoRan Copper & Gold, Inc.                        156,451
       29,887   Weyerhaeuser Co.                                          1,810,555
                                                                        ------------
                                                                          3,455,629
                                                                        ------------

                TELECOMMUNICATIONS - 2.8%
        6,248   CenturyTel, Inc.                                            228,989
       67,294   Embarq Corp.                                              2,728,772
      293,656   Frontier Communications Corp.                             3,377,044
       54,153   Windstream Corp.                                            592,434
                                                                        ------------
                                                                          6,927,239
                                                                        ------------

                UTILITIES - 0.2%
       15,588   Constellation Energy Group, Inc.                            378,788
                                                                        ------------

                TOTAL SECURITIES SOLD SHORT - 26.5 %
                (Proceeds $71,574,180)                                  $ 64,643,353
                                                                        ============


Contracts
(100 shares                                       Expiration   Exercise
per contract)   Options Written (a)                  Date       Price      Value
------------------------------------------------------------------------------------

                CALL OPTIONS WRITTEN (a)
        6,747   KBW Bank Index                   October 2008 $   82.50 $   624,097
          312   NASDAQ 100 1500-2000 Index       October 2008  1,675.00     795,600
          225   S&P 500 Index                    October 2008  1,100.00   1,896,750
          350   S&P 500 Index                    October 2008  1,175.00   1,242,500
          260   S&P 500 Index                    October 2008  1,250.00     260,000
                                                                        ------------
                                                                          4,818,947
                                                                        ------------

                PUT OPTIONS WRITTEN (a)
          315   CBOE S&P 500 Volatility Index   December 2008     25.00      74,813

                TOTAL OPTIONS WRITTEN
                                                                        ------------
                (Premiums received $6,797,217)                          $ 4,893,760
                                                                        ------------


REIT - Real Estate Investment Trust

(a) Non-income producing security.

(b) All or a portion of these securities are held as collateral for Securities Sold Short and futures.

(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

(d) Interest rate shown reflects yield as of September 30, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended June 30, 2008.

              -------------------------------------------------
                                Country Allocation*
              -------------------------------------------------
              United States                              98.9%
              Netherlands Antilles                        0.9%
              Bermuda                                     0.2%
              -------------------------------------------------

              * Subject to change daily. Based on total investments.


              -------------------------------------------------
                  Securities Sold Short Country Allocation**
              -------------------------------------------------
              United States                              95.6%
              Cayman Islands                              4.4%
              Panama                                      0.0%
              -------------------------------------------------

              ** Subject to change daily. Based on total securities sold short.

At September 30, 2008, the following futures contracts were outstanding:


                                                                                   Unrealized
                                                                     Number of    Appreciation
Long Contracts                                                       Contracts   (Depreciation)
------------------------------------------------------------------------------ ----------------

Amsterdam Exchanges Index - October 2008
 (Current notional value of 66,270 Euro per contract)                   157     $ (1,736,378)
CAC 40 10 Year Euro Index - October 2008
 (Current notional value of 40,455 Euro per contract)                   250         (338,179)
CBOE Volatility Index - November 2008
 (Current notional value of $28,220 per contract)                        33           56,900
CBOE Volatility Index - December 2008
 (Current notional value of $26,680 per contract)                       179           73,140
Dow Jones Euro STOXX 50 - December 2008
 (Current notional value of 30,620 Euro per contract)                   113         (120,953)
FTSE 100 Index - December 2008
 (Current notional value of 49,730 Pound Sterling per contract)         521       (1,426,695)
S&P/MIB Index - December 2008
 (Current notional value of 128,430 Euro per contract)                  120       (1,074,945)
S&P/TSE 60 Index - December 2008
 (Current notional value of 141,620 Canadian dollars per contract)      140       (1,531,979)
SPI 200 Index - December 2008
 (Current notional value of 117,125 Australian dollars per contract)    352         (267,294)
90 Day Euro$ IMM - March 2009
 (Current notional value of $242,588 per contract)                      650          312,591
90 Day Euro$ IMM - June 2009
 (Current notional value of $242,400 per contract)                      650         (276,250)
                                                                 -----------   ---------------
                                                                      3,165     $ (6,330,042)
                                                                 -----------   ---------------


SHORT CONTRACTS
---------------------------------------------------------------

CBOE Volatility Index - October 2008
 (Current notional value of $30,660 per contract)                       243     $ (1,101,430)
DAX Index - December 2008
 (Current notional value of  147,200 Euro per contract)                  72          353,061
Hang Seng Stock Index - October 2008
 (Current notional value of 904,100 Hong Kong dollars per contract)      30          215,982
IBEX 35 Index - October 2008
 (Current notional value of 109,525 Euro per contract)                  135          112,672
QMXS 30 Index - October 2008
 (Current notional value of 77,525 Swedish Krona per contract)        1,002          557,556
S&P 500 - December 2008
 (Current notional value of $58,450 per contract)                       850        3,799,500
TOPIX Index - December 2008
 (Current notional value of 10,860,000 Japanese Yen per contract)       269        2,770,417
                                                                 -----------   ---------------
                                                                      2,601     $  6,707,758
                                                                 -----------   ---------------

                                                                      5,766     $    377,716
                                                                 ===========   ===============


All notional values are denominated in local currencies.


At September 30, 2008, the following forward exchange currency contracts were outstanding:

                                                                  Local              Unrealized
                                                                Currency            Appreciation
Long Contracts                                                    Value            (Depreciation)
----------------------------------------------------------  ------------------  ---------------------

Australian Dollar, 14,000,000 expiring 12/17/08                   10,993,233     $            15,553
Japanese Yen, 600,000,000 expiring 12/17/08                        5,714,693                  36,531
New Zealand Dollar, 32,000,000 expiring 12/17/08                  21,180,227                 (84,833)
Norwegian Krone, 320,000,000 expiring 12/17/08                    53,867,136              (1,608,480)
Swedish Krona, 200,000,000 expiring 12/17/08                      28,699,703                (530,001)
                                                                                ---------------------
                                                                                 $        (2,171,230)
                                                                                ---------------------


SHORT CONTRACTS
----------------------------------------------------------

Canadian Dollar, 52,000,000 expiring 12/17/08                     49,061,394     $          (757,096)
Pound Sterling, 28,000,000 expiring 12/17/08                      50,048,619              (1,041,594)
Swiss Franc, 19,000,000 expiring 12/17/08                         17,064,826                (384,406)
                                                                                ---------------------
                                                                                 $        (2,183,096)
                                                                                ---------------------

                                                                                 $        (4,354,326)
                                                                                ---------------------


In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).


Valuations at September 30, 2008
Description                           Securities       Derivatives           Total
                                    ----------------  ---------------   -----------------

(value in $000s)
Assets:
Level 1                              $      317,505    $         120     $       317,625
Level 2                                           -            8,304               8,304
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                $      317,505    $       8,424     $       325,929
                                    ================  ===============   =================

Liabilities:
Level 1                              $       64,643    $       4,894     $        69,537
Level 2                                           -           12,281              12,281
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                $       64,643    $      17,175     $        81,818
                                    ================  ===============   =================


Subsequent to September 30, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From September 30, 2008 through October 31, 2008, the Dow Jones Industrial Average lost 14.0%, the S&P 500 Index declined by 16.8% and the NASDAQ Composite shed 17.7%. Globally, the MSCI World Index declined 19.0% and the MSCI EAFA lost 20.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in the market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:  /s/ J. Thomas Futrell
  ---------------------------------
         J. Thomas Futrell
         Chief Executive Officer


Date: November 20, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
  ---------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: November 20, 2008




By:  /s/ Steven M. Hill
  ---------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: November 20, 2008